Sun Life Insurance and Annuity Company of New York
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, MA 02481

March 29, 2011

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549-8629

Re:	Sun Life (N.Y.) Variable Account C ("Registrant") of
Sun Life Insurance and Annuity Company of New York ("Depositor" or “Sun Life NY”)
Registration Statement on Form N-4 (the "Registration Statement")
File Nos. 333-171641 and 811-0440 (Masters Extra II NY)

Commissioners:

Conveyed herewith for filing pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act") is Pre-Effective Amendment No. 1 (the "Amendment") to the above-captioned Registration Statement.  The Registration Statement was filed with the Securities and Exchange Commission ("SEC") on January 10, 2011, for the purpose of registering the variable portion of an indefinite number of flexible payment deferred annuity contracts (the "Contracts") to be used in connection with retirement and deferred compensation plans.

The primary purpose of the Amendment is to respond to following comments on the Registration Statement made by the SEC Staff in a letter dated, March 7, 2011. (All page reference are to the prospectus included in a substantially similar Sun Life NY registration statement also filed on January 10, 2011 (File No. 333-171640) and reviewed concurrently by the Staff.)

1.  Product Highlights:  Optional Living Benefit (pp. 4-6). The Staff asked Registrant to clarify whether, on contracts purchased with Sun Income Riser III rider, Purchase Payments submitted after the first Contract Year would be returned to the Contract Owner or would cause the rider to terminate.

Response:  On Contracts purchased with Sun Income Riser, Purchase Payments submitted after the first Contract Year are returned to the Contract Owner.  The following sentence has been added under this heading:  “Any Purchase Payments received after your first Contract Anniversary will be deemed ‘not in good order’ and returned to you.”

2.  Transaction Fee Table:  Premium Taxes (pp. 7, 22).   If Registrant will assess a premium tax charge on Contracts owned by non-New York residents, the Staff asked Registrant to include the premium tax range in the fee table and to add clarifying information in the corresponding footnote.  The Staff also asked Registrant to add clarifying disclosure on page 22.

Response:  Registrant included the premium tax range in the fee table and revised Footnote 3 to read as follows:

The premium tax rate and base vary between 0% and 3.5% depending on your state of residence and the type of Contract you own. Currently, there is no premium tax in New York. However, if you are a non-New York resident, you may be required to pay a premium tax. (See “Premium Taxes.”)

No clarification is needed under “Premium Taxes” on page 22 (now page 23).

3.  Issuing Your Contract:  Issue Date & Open Date (pp.13, 50).  The Staff asked Registrant to clarify the definition of “Open Date” in both the text and in the glossary and to explain any special impact this date has on the Owner’s rights or responsibilities under the Contract.

Response:  Registrant revised the definition of “Open Date” to read as follows:

The Business Day your Application is received by the Company at its mailing address. The ages of all Owners and Annuitants on the Open Date determines your eligibility for purchasing a Contract and for electing the optional death benefit and the optional living benefit.

Registrant also revised the first two sentences under “Issuing Your Contract” to read as follows:  “We ‘open’ the Contract on the Business Day when we receive your Application at our mailing address shown on the first page of this Prospectus. We refer to this date as the ‘Open Date.’”  Registrant added a new sentence under “Issuing Your Contract” which reads as follows: “We determine your eligibility for purchasing a Contract and your eligibility for electing the optional death benefit and the optional living benefit based upon the ages of all Owners and all Annuitants on the Open Date.”

4.  Living Benefits:  Important Considerations (pp. 25-27). The Staff recommended revising the first bullet point under Consideration #7 to emphasize that the “59th birthday” refers to the younger spouse.   Staff also suggested revising the second bullet point under Consideration #5 to refer to this as a risk for couples with significant age differences.

Response.  Registrant revised the first bullet point under Consideration #7 to explain that the “59th birthday” refers to “the 59th birthday of the older spouse under single-life coverage (the younger spouse under joint-life coverage).”

Registrant revised the second bullet point under Consideration #5 to read as follows:

If your spouse is significantly younger or older than you, you should carefully consider whether joint-life coverage is an appropriate choice in light of the possible long waiting period to begin annual withdrawals, the longer period during which your Account Value could be reduced to zero prior to the Coverage Date, and the higher fee for joint-life coverage.

In addition to the above-described changes, Registrant has revised the Prospectus to add asset allocation disclosure, update tax disclosure, and to make other non-material changes to the disclosure to clarify the text or to explain in greater detail how the provisions of the Contract are administered.  The Amendment has been marked to show all changes since the filing of the initial Registration Statement.

Registrant anticipates filing a second pre-effective amendment on or about April 27, 2011, to add the financial statements of the Depositor, the financial statements of the Registrant, and the auditors’ consent.  At that time, Registrant will make an oral request for acceleration of the effective date of the Registration Statement to May 2, 2011, and will make all requisite representations and acknowledgements.

Please direct all questions and comments to the undersigned at (781) 263-6402, or to Patrice M. Pitts, Esquire, of Sutherland Asbill & Brennan at (202) 383-0548.

Respectfully yours,

/s/Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:	Patrice M. Pitts, Esquire
Rebecca A. Marquigny, Esquire